Unit Activity (Tables)	12 Months Ended
Dec. 31, 2019
Unit Activity [Abstract]
Schedule of Units of Partnership Interest
The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2019, 2018 and 2017 were as follows:

December 31, 2019
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	75,275	10,519	—	3,475	89,269
Units redeemed:	(993,524)	(68,528)	(63)	(77,002)	(1,139,117)

December 31, 2018
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	497,036	11,800	—	1,595	510,431
Units redeemed:	(1,279,737)	(81,702)	(63)	(44,107)	(1,405,609)

December 31, 2017
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	57,866	12,157	—	1,509	71,532
Units redeemed:	(921,987)	(70,800)	(277)	(47,682)	(1,040,746)